Goodwill and Intangibles, Goodwill and Intangible Assets, Net (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 10, 2020	Dec. 31, 2018
Goodwill and Intangible Assets, Net [Abstract]
Goodwill	$ 258,619	$ 258,619	$ 258,619	$ 0	$ 239,578
Intangible assets with long lives, net		73,864	116,030
Intangible assets with indefinite lives		65,844	65,844
Goodwill and intangible assets, net		$ 398,327	$ 440,493